N-2	Oct. 02, 2023
Cover [Abstract]
Entity Central Index Key	0001420720
Amendment Flag	false
Securities Act File Number	001-35023
Document Type	8-K
Entity Registrant Name	iBio, Inc.
Entity Address, Address Line One	8800 HSC Parkway
Entity Address, City or Town	Bryan
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77807
City Area Code	979
Local Phone Number	446-0027
Entity Emerging Growth Company	false